POST-EMPLOYMENT BENEFITS - Non-current Employee Benefit Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Retirement benefit obligation	€ 251	€ 178
Other employee benefit liabilities	32	43
Total non-current employee benefit liabilities	€ 283	€ 221